Securities - Certain Corporate and Strategic Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Merchant Servicing Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment ownership percentage		49.00%
Other assets | Merchant Servicing Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 3,200,000,000	3,100,000,000
Equity Investment Income | China Construction Bank Corporation
Schedule of Equity Method Investments [Line Items]
Realized gain (loss) on sale of equity method investment	$ 753,000,000